Warrants and warrant liability	12 Months Ended
Dec. 31, 2025
Warrant And Warrant Liability [Abstract]
Warrants and warrant liability
15.
Warrants and warrant liability

At December 31, 2025, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price	Expiry Date
100,000	$19.50	November 26, 2026
14,000,000	3.00	October 20, 2030
4,550,000	0.001	*
18,650,000	$2.36

* On October 20, 2025, the Company issued 4,550,000 Pre-Funded Warrants which are exercisable at a price of $0.001 per common share until fully exercised.

Warrant Liability

Warrants with terms that result in the exercise price or number of shares delivered to be variable, are accounted for as financial liabilities in the consolidated statements of financial position. The changes in fair value are recorded in the consolidated statements of loss for the year.

Warrant liability transactions during the years were as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
	Number of warrants	Weighted average exercise price	Fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	100,000	$19.50	$132,200	—	$—	$—
Granted	14,000,000	3.00	8,918,500	100,000	19.50	519,100
Change in fair value	—	—	(3,490,900)	—	—	(386,900)
Balance, end of year	14,100,000	$3.12	$5,559,800	100,000	$20	$132,200

On November 29, 2024, the Company closed an initial public offering (the “IPO”) of 2,000,000 of its common shares, at a price of $15.00 per share, for gross proceeds of $30,000,000. In connection with the IPO, the Company issued 100,000 broker warrants with exercise prices of $19.50. The warrants may also be exercised, in whole or in part, at the holder’s option by way of a cashless exercise in which the holder is entitled to receive the number of common shares equal to the quotient obtained by dividing the volume weighted average price (“VWAP”) on the preceding trading day minus the exercise price times the number of common shares that would be issued on exercise of the warrant divided by the VWAP. The warrants expire 2 years from the date of grant. The fair value of the warrants of $519,100 on the date of grant was charged to share issuance costs in the consolidated statements of financial position. See Note 13.

As at December 31, 2025, the fair value of the broker warrants of $100 (December 31, 2024 - $132,200) was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0% (December 31, 2024 – 0%); expected volatility based on the historical volatility of comparable companies of 75.80% (December 31, 2024 - 76.38%); risk-free interest rate of 2.55% (December 31, 2024 - 2.93%), a stock price of $1.89 (December 31, 2024 - $7.70), based the market price of the Company’s shares on December 31, 2025, and an expected life of 0.9 years (December 31, 2024 - 1.9 years).

On October 20, 2025 and October 27, 2025, the Company closed private placement financings to certain institutional and accredited investors consisting of an aggregate of 9,450,000 Common Units and 4,550,000 Pre-Funded Units. Each Common Unit was comprised of one common share of the Company and one common stock purchase warrant to purchase one common share (“Common Warrants”). Each Pre-Funded Unit was comprised of one pre-funded warrant to purchase one common share (“Pre-Funded Warrants”) and one Common Warrant. The Common Warrants are immediately exercisable at an exercise price of $3.00 per common share and expire on October 20, 2030. In certain circumstances, the warrants may also be exercised, in whole or in part, at the holder’s option by way of a cashless exercise in which the holder is entitled to receive the number of common shares equal to the quotient obtained by dividing the volume weighted average price (“VWAP”) on the preceding trading day minus the exercise price times the number of common shares that would be issued on exercise of the warrant divided by the VWAP. The warrants expire 5 years from the date of issuance. The fair value of the warrants of $8,918,500 on the date of grant was allocated to warrant liability in the consolidated statements of financial position. See Note 13.

As at December 31, 2025, the fair value of the Common Warrants of $5,559,700 (December 31, 2024 - $nil) was

estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility based on the historical volatility of comparable companies of 36.7%; risk-free interest rate of 2.96%, a stock price of $2.33, based the market price of the Company’s shares on December 31, 2025, and an expected life of 4.8 years. The Company's implied amortization of the day one gain on recognition of the warrant liability was $773,896 during the year ended December 31, 2025.

Warrants - equity

Warrant transactions during the years were as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of year	258,188	$4.00	$543,601	286,875	$4.00	$604,000
Granted	4,550,000	0.001	5,758,671	93,750	16.00	459,500
Exercised	(258,188)	4.00	(543,601)	(122,437)	13.19	(519,899)
Balance, end of year	4,550,000	$0.001	$5,758,671	258,188	$4.00	$543,601

On May 28, 2024, the Company granted 93,750 warrants of the Company as compensation for services to a company on which a former director of the Company is the founder and CIO. Each warrant was exercisable for one common share of the Company at an exercise price of $16.00 for one year from the date of grant. The fair value of the warrants of $4.901 was estimated using the Black-Scholes option pricing model, with the following weighted average assumptions: a market price of common shares of $16.00, expected dividend yield of 0%, expected volatility of 74.6% based on the historic volatility of comparable companies, risk-free interest rate of 4.36% and an expected life of 1.0 years. During the year ended December 31, 2025, the Company expensed $459,500 (years ended December 31, 2024 and 2023 - $nil) in share-based compensation in the consolidated statements of loss and comprehensive loss related to the fair value of the warrants on the date of grant. On June 18, 2024, the warrants were exercised for gross proceeds of $1,500,000.

On December 5, 2024, 28,687 warrants with exercise prices of $4.00 were exercised for gross proceeds of $114,750.

On October 20, 2025 and October 27, 2025, the Company closed private placement financings to certain institutional and accredited investors consisting of an aggregate of 9,450,000 Common Units and 4,550,000 Pre-Funded Units. Each Pre-Funded Unit is comprised of one pre-funded warrant to purchase one common share (“Pre-Funded Warrants”) and one Common Warrant. Each Pre-Funded Unit had a purchase price of $1.999. The Pre-Funded Warrants have an exercise price of $0.001 per common share, are immediately exercisable and remain exercisable until exercised in full. See Note 13.

During the year ended December 31, 2025, 258,188 warrants with exercise prices of $4.00 expired, unexercised.